Subordinated Borrowings - Summary of Subordinated Borrowings (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of subordinated liabilities [Line Items]
Subordinated borrowings	€ 2,295		€ 2,194
Subordinated borrowings [member]
Disclosure of subordinated liabilities [Line Items]
Fair value of subordinated borrowings	2,035		2,438
Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated borrowings	1,442		1,396
Fair value of subordinated borrowings	€ 1,372		1,567
EUR 700 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	4.00%
Coupon date	Annually, April 25
Year of issue	2014
Year of maturity	2044
Year of next call	2024
Subordinated borrowings	€ 699		698
EUR 700 million fixed floating subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	4.00%
Coupon date	Annually, April 25
Year of issue	2014
Year of maturity	2044
Year of next call	2024
Subordinated borrowings	€ 699		€ 698
USD 800 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	5.50%
Coupon date	Semi-annually, April 11
Year of issue	2018
Year of maturity	2048
Year of next call	2028
Subordinated borrowings | $		$ 743		$ 697
USD 800 million fixed floating subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	5.50%
Coupon date	Semi-annually, April 11
Year of issue	2018
Year of maturity	2048
Year of next call	2028
Subordinated borrowings | $		743		697
USD 925 million fixed subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	5.10%
Coupon date	Quarterly, March 15
Year of issue	2019
Year of maturity	2049
Year of next call	2024
Subordinated borrowings | $		$ 852		$ 798